RELATED PARTIES - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jan. 05, 2018
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization			0.50%
Management fee expense, minimum			$ 50,000,000
Based management fee for services provided	$ 24,000,000	$ 27,000,000	$ 48,000,000	$ 52,000,000
Equity enhancement distribution	$ 0	$ 8,000,000		$ 13,000,000
333 West 34th Street
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					25.00%
Consideration					$ 255,000,000
333 West 34th Street | Brookfield Premier Real Estate Partners Pooling LLC (BPREP)
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					75.00%
Qatar Investment Authority
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent			80.00%